Income Taxes	12 Months Ended
Dec. 31, 2013
Income Taxes
Income Taxes

16.  Income Taxes

Income taxes relating to income from continuing operations consisted of the following:

	Year Ended December 31,
	2013	2012	2011
Current:
Federal	$6.8	$(17.5)	$15.0
State and local	5.0	1.1	3.5
Foreign	33.8	26.5	4.9
Total current	45.6	10.1	23.4
Deferred:
Federal	71.3	70.1	34.2
State and local	9.5	11.8	0.9
Foreign	(3.2)	1.4	12.1
Total deferred	77.6	83.3	47.2
Income taxes relating to continuing operations	$123.2	$93.4	$70.6

Income taxes relating to income from continuing operations varied from the U.S. federal statutory income tax rate due to the following:

	Year Ended December 31,
	2013	2012	2011
Income taxes relating to continuing operations at federal statutory rate of 35%	$130.4	$100.7	$85.8
State and local income taxes, net of federal taxes	8.5	7.0	1.7
Foreign	(15.7)	(12.2)	(0.9)
Uncertain tax positions	(0.2)	(1.4)	(16.1)
Other	0.2	(0.7)	0.1
Income taxes relating to continuing operations	$123.2	$93.4	$70.6

In 2011, a settlement was reached with the U.K. tax authorities in relation to tax enquiries for the years 2004 to 2009 in relation to one of the U.K. companies, which represented approximately $16.0 million of the net uncertain tax position provision adjustment.

The components of deferred tax assets and liabilities at December 31, 2013 and 2012 were as follows:

	2013	2012
Deferred Tax Assets
Accrued liabilities	$61.8	$51.2
Net operating loss carryforwards	13.7	14.1
Interest rate swap	3.1	5.7
Other	12.4	3.4
Total deferred tax assets	91.0	74.4
Valuation allowance	(14.6)	(14.6)
Net deferred tax assets	76.4	59.8
Deferred Tax Liabilities
Depreciation and amortization	(175.9)	(136.5)
Partnership investments	(219.0)	(178.6)
Convertible notes	(12.5)	(12.5)
Other	(1.3)	(0.5)
Total deferred tax liabilities	(408.7)	(328.1)
Net deferred tax liabilities	$(332.3)	$(268.3)

We do not provide for U.S. taxes relating to undistributed earnings or losses of our foreign subsidiaries. Income from continuing operations before income taxes of foreign subsidiaries (which subsidiaries are predominately in the U.K.) was $134.7 million, $117.0 million, and $98.4 million during 2013, 2012, and 2011, respectively. It is our belief that such earnings will be indefinitely reinvested in the companies that produced them. At December 31, 2013, we have not provided U.S. federal income taxes on a total temporary difference of $664.3 million related to the excess of financial reporting basis over tax basis in the foreign subsidiaries.

At December 31, 2013, we have $160.3 million of state net operating loss carryforwards in the U.S. that expire at various dates beginning in 2014 through 2033, U.S. federal and state credit carryforwards of $2.4 million that will not expire, U.K. net operating loss carryforwards of $0.3 million that will not expire, U.K. capital loss carryforwards of $5.5 million that will not expire, German net operating loss carryforwards of $11.6 million that will not expire and Italian net operating loss carryforwards of $0.4 million that will not expire. We utilized $39.1 million of federal net operating loss carryforwards and $48.0 million of state net operating loss carryforwards in the U.S. in 2013.

A valuation allowance of $3.1 million has been recorded against the state net operating loss carryforwards in the U.S. and a valuation allowance of $29 thousand has been recorded against the state credit carryforwards in the U.S. A valuation allowance of $3.6 million has been recorded as of December 31, 2013 against German net operating losses. A valuation allowance of $7.9 million has been recorded as of December 31, 2013 against U.K. deferred tax assets related to buildings.

Generally accepted accounting principles relating to uncertain income tax positions prescribe a minimum recognition threshold a tax position is required to meet before being recognized, and provides guidance on the derecognition, measurement, classification, and disclosure relating to income taxes. The movement in uncertain tax positions for the years ended December 31, 2013, 2012, and 2011 were as follows:

	2013	2012	2011
Uncertain tax positions — January 1	$14.7	$14.9	$36.1
Gross increase — tax position in prior periods	0.3	1.3	0.7
Gross decrease — tax position in prior periods	(0.8)	(0.8)	(19.1)
Gross increase — current period tax position	0.1	—	—
Settlements	(0.4)	(0.9)	(2.2)
Lapse in statute of limitations	(0.1)	(0.3)	(0.5)
Foreign exchange	0.2	0.5	(0.1)
Uncertain tax positions — December 31	$14.0	$14.7	$14.9

We have elected to include interest and penalties in our income tax expense. The total interest and penalties included within uncertain tax positions at December 31, 2013 was $2.7 million. We do not expect a significant change to the amount of uncertain tax positions within the next twelve months. Our U.S. federal returns remain open to examination for 2012 and various foreign and U.S. state jurisdictions are open for periods ranging from 2002 through 2012. The portion of the total amount of uncertain tax positions as of December 31, 2013 that would, if recognized, impact the effective tax rate was $14.0 million.

We have classified our tax reserves as a long-term obligation on the basis that management does not expect to make payments relating to those reserves within the next twelve months.